Derivative Instruments - Summary of Derivative Positions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
U.S. Dollar-denominated interest rate swap 1 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 3M
U.S. Dollar-denominated interest rate swap, Principal Amount	$ 200,000
U.S. Dollar-denominated interest rate swap, Fair Value/Carrying Amount of Asset (Liability)	(13,100)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	3 years 9 months 18 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	2.61%
U.S. Dollar-denominated interest rate swap 2 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 3M
U.S. Dollar-denominated interest rate swap, Principal Amount	100,000
U.S. Dollar-denominated interest rate swap, Fair Value/Carrying Amount of Asset (Liability)	(20,328)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	4 years 9 months 18 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	5.55%
U.S. Dollar-denominated interest rate swap 3 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 3M
U.S. Dollar-denominated interest rate swap, Principal Amount	45,000
U.S. Dollar-denominated interest rate swap, Fair Value/Carrying Amount of Asset (Liability)	$ (203)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	6 months
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	1.19%